Form N-CSR Cover	6 Months Ended
Jul. 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	false
Registrant Name	BNY Dreyfus Treasury Securities Cash Management
Entity Central Index Key	0000843781
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026